Condensed Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 223,728	$ 220,733
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	131,304,499	131,304,499
Common stock, shares outstanding	131,304,499	131,304,499